SMITH BARNEY INVESTMENT TRUST
on behalf of
SMITH BARNEY S&P 500 INDEX FUND
(the "Fund")

Supplement dated February 5, 1998
to
Prospectus dated December 30, 1997



For Nebraska Investors:


	CLASS D SHARES OF THE FUND ARE NOT AVAILABLE
FOR PURCHASE BY RESIDENTS OF NEBRASKA.






FD 01395     2/98


u:legal\funds\\slit\misc\500stk.doc